Employee Benefit Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Postemployment Benefits [Abstract]
Employee Benefit Plan

NOTE 12—EMPLOYEE BENEFIT PLAN

The Company offers eligible employees the opportunity to contribute a percentage of their earned income into company-sponsored 401(k) plans. No matching contributions were made to the plans for the three months ended March 31, 2016 and 2015.

NOTE 18—EMPLOYEE BENEFIT PLAN

Beginning March 1, 2010, Vivint and 2GIG offered eligible employees the opportunity to defer a percentage of their earned income into company-sponsored 401(k) plans. No matching contributions were made to the plans for the years ended December 31, 2015 and 2014. 2GIG made matching contributions to the plan in the amount of $36,000 for the year ended December 31, 2013.